Annual Fund Operating Expenses	Oct. 31, 2024
First Eagle Global Fund | First Eagle Global Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Expenses (as a percentage of Assets)	1.10%
First Eagle Global Fund | First Eagle Global Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	1.86%
First Eagle Global Fund | First Eagle Global Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.86%
First Eagle Global Fund | First Eagle Global Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.04%
Expenses (as a percentage of Assets)	0.79%
First Eagle Overseas Fund | First Eagle Overseas Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Expenses (as a percentage of Assets)	1.15%
First Eagle Overseas Fund | First Eagle Overseas Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.13%
Expenses (as a percentage of Assets)	1.88%
First Eagle Overseas Fund | First Eagle Overseas Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Expenses (as a percentage of Assets)	0.89%
First Eagle Overseas Fund | First Eagle Overseas Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Expenses (as a percentage of Assets)	0.80%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | First Eagle U.S. Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Expenses (as a percentage of Assets)	1.15%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | First Eagle U.S. Value Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Expenses (as a percentage of Assets)	1.91%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | First Eagle U.S. Value Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Expenses (as a percentage of Assets)	0.88%
First Eagle U.S. Fund (formerly named First Eagle U.S. Value Fund) | First Eagle U.S. Value Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.09%
Expenses (as a percentage of Assets)	0.84%
First Eagle Gold Fund | First Eagle Gold Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Expenses (as a percentage of Assets)	1.16%
First Eagle Gold Fund | First Eagle Gold Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.16%
Expenses (as a percentage of Assets)	1.91%
First Eagle Gold Fund | First Eagle Gold Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.18%
Expenses (as a percentage of Assets)	0.93%
First Eagle Gold Fund | First Eagle Gold Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.08%
Expenses (as a percentage of Assets)	0.83%
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Expenses (as a percentage of Assets)	1.17%
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.19%
Expenses (as a percentage of Assets)	1.94%
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.21%
Expenses (as a percentage of Assets)	0.96%
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.14%
Expenses (as a percentage of Assets)	0.89%
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.32%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.90%
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.32%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	1.65%
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.28%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.65%
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.23%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.65%
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%	[3]
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	1.26%
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[2]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.17%	[3]
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	2.01%
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.21%	[3]
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	1.01%
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.15%	[3]
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.01%
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[5]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.27%
Expenses (as a percentage of Assets)	2.27%
Fee Waiver or Reimbursement	(1.07%)	[5]
Net Expenses (as a percentage of Assets)	1.20%
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	1.11%
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	(0.91%)	[5]
Net Expenses (as a percentage of Assets)	0.95%
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	1.13%
Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement	(0.93%)	[5]
Net Expenses (as a percentage of Assets)	0.95%
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[6]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	4.21%
Expenses (as a percentage of Assets)	5.11%
Fee Waiver or Reimbursement	(4.01%)	[6]
Net Expenses (as a percentage of Assets)	1.10%
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	4.21%
Expenses (as a percentage of Assets)	4.86%
Fee Waiver or Reimbursement	(4.01%)	[6]
Net Expenses (as a percentage of Assets)	0.85%
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	4.25%
Expenses (as a percentage of Assets)	4.90%
Fee Waiver or Reimbursement	(4.05%)	[6]
Net Expenses (as a percentage of Assets)	0.85%
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.37%	[8]
Expenses (as a percentage of Assets)	1.13%
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.37%	[8]
Expenses (as a percentage of Assets)	1.88%
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.37%	[8]
Expenses (as a percentage of Assets)	0.91%
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.37%	[8]
Expenses (as a percentage of Assets)	0.86%
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[9]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.75%	[10]
Acquired Fund Fees and Expenses	0.02%	[10],[11]
Expenses (as a percentage of Assets)	2.22%
Fee Waiver or Reimbursement	(0.60%)	[9]
Net Expenses (as a percentage of Assets)	1.62%
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[9]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.75%	[10]
Acquired Fund Fees and Expenses	0.02%	[10],[11]
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.60%)	[9]
Net Expenses (as a percentage of Assets)	0.87%
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.11%	[10]
Acquired Fund Fees and Expenses	0.02%	[10],[11]
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.96%)	[9]
Net Expenses (as a percentage of Assets)	0.62%
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.00%	[10]
Acquired Fund Fees and Expenses	0.02%	[10],[11]
Expenses (as a percentage of Assets)	2.47%
Fee Waiver or Reimbursement	(1.85%)	[9]
Net Expenses (as a percentage of Assets)	0.62%

[1]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.90%, 1.65%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65% and 0.65% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.90%, 1.65%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65% and 0.65% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[2]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.25%, 2.00%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.25%, 2.00%, 1.00% and 1.00% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.25%, 2.00%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.25%, 2.00%, 1.00% and 1.00% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[3]	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2024, and estimated expenses in the case of Class C shares, which are a newly organized share class.
[4]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE. AFFE is based on an estimate for the current fiscal year; actual expenses may vary.
[5]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.20%, 0.95% and 0.95% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[6]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.10%, 0.85% and 0.85% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[7]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I, and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[8]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[9]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Short Duration High Yield Municipal Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[10]	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2024, and estimated expenses in the case of Class C shares, which are a newly organized share class.
[11]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.